Inventories (Details) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019		Dec. 31, 2018	Sep. 24, 2019
Inventories [Abstract]
Raw materials	$ 25,462,000	$ 20,043,000	[1]
Work in progress	3,903,000	2,489,000	[1]
Finished goods	11,627,000	35,468,000	[1]
Inventories	40,992,000	58,000,000	[1]
Total inventories included in profit or loss as an expense	25,854,000	11,384,000		$ 1,700,000
Inventory Acquisition [Abstract]
Non-cash inventory	$ 1,204,000	$ 28,821,000
Period of saleable inventory is expected to be sold	1 year
Aegerion Acquisition [Member]
Inventory Acquisition [Abstract]
Net inventory acquired as part of the acquisition, net					$ 57,441,000
Non-saleable inventory acquired in connection with acquisition					53,440,000
Non-cash step up at valuation of finished goods inventory					$ 36,294,000

[1]	see Note 27